Commitments and Contingencies Legal Proceedings (Details) - USD ($)		1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 26, 2020	Jun. 30, 2021	Nov. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Amount of payments to Director Defendants causing insurers					$ 100,000
Payments to be made to Plaintiffs							$ 1,225,000
Amount accrued							$ 1,225,000
Good Dermatology
Commitments And Contingencies [Line Items]
Amount owed to cover all outstanding obligations	$ 600,000
Within five business days after Final Dismissal occurred
Commitments And Contingencies [Line Items]
Amount of payments to Director Defendants causing insurers			$ 100,000
Payments to Plaintiffs						$ 3,675,000
Within five business days of the Plaintiffs' receipt of the First Payment
Commitments And Contingencies [Line Items]
Payments to Plaintiffs			$ 3,675,000
Number of common shares equivalent to which Plaintiffs held amount			5,901,076			5,901,076
Within five business days after the Effective Date | Good Dermatology
Commitments And Contingencies [Line Items]
Amount received for rent and employee costs from plantiff				$ 400,000
Within five business days of wound down | Good Dermatology
Commitments And Contingencies [Line Items]
Payments to be made to Plaintiffs	1,225,000
Amount owed to cover all outstanding obligations	600,000
Within five business days of wound down | Good Dermatology | Maximum
Commitments And Contingencies [Line Items]
Payments to be made to Plaintiffs	1,225,000
Within five business days of wound down | Good Dermatology | Minimum
Commitments And Contingencies [Line Items]
Payments to be made to Plaintiffs	1,025,000
If plantiff elected to pay $200,000 directly to Science 37
Commitments And Contingencies [Line Items]
Payments to be made to Plaintiffs	1,225,000
Condition of amount elected to pay directly	200,000
If plantiff elected to pay $0 directly to Science 37
Commitments And Contingencies [Line Items]
Payments to be made to Plaintiffs	1,025,000
Condition of amount elected to pay directly	$ 0
Forecast Member
Commitments And Contingencies [Line Items]
Payments to Plaintiffs		$ 1,225,000